M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCK - 97.56%	Shares	Value

Auto Parts & Equipment - 3.72%
Dorman Products, Inc. (a)	930	$105,481
Gentherm, Inc. (a)	2,010	101,585
Methode Electronics, Inc.	5,600	58,352
		265,418
Banks - 5.43%
First Financial Bankshares, Inc.	2,239	81,880
Glacier Bancorp, Inc.	2,678	126,669
Hope Bancorp, Inc.	4,229	54,089
Lakeland Financial Corp.	801	54,588
WesBanco, Inc.	2,175	70,057
		387,283
Building Materials - 2.48%
Boise Cascade Co.	470	63,741
UFP Industries, Inc.	931	113,275
		177,016
Chemicals - 1.51%
Quaker Chemical Corp.	356	60,260
Rogers Corp. (a)	444	47,623
		107,883
Commercial Services - 3.38%
Barrett Business Services, Inc.	1,340	48,923
CBIZ, Inc. (a)	1,375	101,200
EVERTEC, Inc. - Puerto Rico	1,469	50,313
Healthcare Services Group, Inc. (a)	3,687	40,151
		240,587
Computers - 2.78%
ExlService Holdings, Inc. (a)	2,753	100,595
Maximus, Inc.	621	57,294
Qualys, Inc. (a)	322	40,305
		198,194
Distribution & Wholesale - 1.17%
SiteOne Landscape Supply, Inc. (a)	586	83,130

Diversified Financial Services - 0.97%
Evercore, Inc.	281	69,053

Electric - 0.71%
Ameresco, Inc. - Class A (a)	1,661	50,577

Electrical Components & Equipment - 1.18%
Insteel Industries, Inc.	2,437	83,833

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCK - 97.56% (continued)	Shares	Value

Electronics - 7.11%
Badger Meter, Inc.	458	$94,779
Coherent Corp. (a)	2,255	175,777
NVE Corp.	644	53,935
OSI Systems, Inc. (a)	716	107,307
Plexus Corp. (a)	588	75,329
		507,127
Engineering & Construction - 7.34%
Comfort Systems USA, Inc.	561	198,325
Exponent, Inc.	906	98,093
MasTec, Inc. (a)	833	94,237
Sterling Infrastructure, Inc. (a)	1,110	132,678
		523,333
Food - 2.50%
J & J Snack Foods Corp.	361	61,439
Performance Food Group Co. (a)	1,561	116,513
		177,952
Hand & Machine Tools - 1.01%
Franklin Electric Co., Inc.	692	71,871

Healthcare - Products - 8.98%
CONMED Corp.	788	57,697
Globus Medical, Inc. (a)	1,964	142,783
iRadimed Corp.	1,106	51,938
LeMaitre Vascular, Inc.	1,399	126,316
Neogen Corp. (a)	5,535	95,479
Omnicell, Inc. (a)	876	38,965
UFP Technologies, Inc. (a)	246	83,943
Zynex, Inc. (a)	5,433	42,703
		639,824
Healthcare - Services - 7.01%
Addus HomeCare Corp. (a)	732	97,363
Amedisys, Inc. (a)	766	75,076
Ensign Group, Inc.	1,359	205,698
Pediatrix Medical Group, Inc. (a)	3,299	35,827
U.S. Physical Therapy, Inc.	1,004	85,942
		499,906
Home Builders - 1.03%
Century Communities, Inc.	734	73,451

Home Furnishings - 0.96%
MillerKnoll, Inc.	2,319	68,295

Household Products & Wares - 0.77%
WD-40 Co.	209	54,934

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCK - 97.56% (continued)	Shares	Value

Internet - 3.58%
ePlus, Inc. (a)	785	$75,329
HealthStream, Inc.	1,166	33,861
Perficient, Inc. (a)	905	68,029
Shutterstock, Inc.	664	23,824
Ziff Davis, Inc. (a)	1,108	54,148
		255,191
Leisure Time - 0.73%
YETI Holdings, Inc. (a)	1,286	51,852

Machinery - Diversified - 3.01%
Albany International Corp.	1,163	109,508
Cactus, Inc. - Class A	1,766	105,112
		214,620
Metal Fabricate & Hardware - 1.64%
RBC Bearings, Inc. (a)	392	116,757

Miscellaneous Manufacturing 0.93%
Fabrinet - Thailand (a)	273	66,517

Oil & Gas Services - 3.44%
Aris Water Solutions, Inc. - Class A	3,638	61,191
DMC Global, Inc. (a)	2,206	27,288
Dril-Quip, Inc. (a)	2,869	46,793
RPC, Inc.	6,127	39,335
Select Water Solutions, Inc.	6,090	70,218
		244,825
Pharmaceuticals - 4.63%
Amphastar Pharmaceuticals, Inc. (a)	1,550	75,547
Coherus Biosciences, Inc. (a)	8,006	11,128
Corcept Therapeutics, Inc. (a)	1,264	44,619
Harmony Biosciences Holdings, Inc. (a)	1,775	63,865
Pacira BioSciences, Inc. (a)	4,586	71,358
Supernus Pharmaceuticals, Inc. (a)	1,806	63,499
		330,016
REITS - 1.31%
Getty Realty Corp.	1,845	58,634
LTC Properties, Inc.	955	35,077
		93,711
Retail - 6.55%
American Eagle Outfitters, Inc.	3,714	76,434
Jack in the Box, Inc.	684	33,762
La-Z-Boy, Inc.	2,120	86,008
Lithia Motors, Inc.	351	105,679
Ollie’s Bargain Outlet Holdings, Inc. (a)	798	71,469
Shake Shack, Inc. - Class A (a)	601	59,745
Texas Roadhouse. Inc.	200	33,750
		466,847

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCK - 97.56% (continued)	Shares	Value

Semiconductors - 7.33%
Axcelis Technologies, Inc. (a)	806	$88,120
Diodes, Inc. (a)	1,196	83,349
Kulicke & Soffa Industries, Inc. - Singapore	1,760	77,106
MACOM Technology Solutions Holdings, Inc. (a)	1,013	110,650
Onto Innovation, Inc. (a)	174	37,100
Photronics, Inc. (a)	1,678	43,393
Synaptics, Inc. (a)	492	40,059
Vishay Precision Group, Inc. (a)	1,539	42,492
		522,269
Software - 1.14%
ACI Worldwide, Inc. (a)	976	49,151
Consensus Cloud Solutions, Inc. (a)	1,342	32,329
		81,480
Telecommunications - 1.54%
A10 Networks, Inc.	7,979	109,871

Transportation - 1.12%
Landstar System, Inc.	436	79,596

Water - 0.57%
California Water Service Group	738	40,834

TOTAL COMMON STOCK (Cost $6,215,970)		6,954,053

INVESTMENTS AT VALUE (Cost $6,215,970) - 97.56%		$6,954,053

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.44%		173,853

NET ASSETS - 100.00%		$7,127,906

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The following abbreviations are used in this portfolio:

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the M3Sixty Small Cap Growth Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and REITs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The SEC adopted Rule 2a-5 under the Investment Company Act of 1940, which established an updated regulatory framework for registered investment company fair valuation practices. Under Rule 2a-5, a greater number of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Fund’s “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2024 (Unaudited)

Fair Value Measurements (continued)

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedures and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of

August 31, 2024.

M3Sixty Small Cap Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (2)	$6,954,053	$—	$6,954,053
Totals	$6,954,053	$—	$6,954,053

(1)       As of and for the three months ended August 31, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

During the three months ended August 31, 2024, no securities were valued using alternative procedures approved by the Board of Trustees.

Small Capitalization Company Risk

The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings or other adverse developments.

Growth Company Risk

Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2024 (Unaudited)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2024 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$6,216,368	$1,185,810	$(448,125)	$737,685

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.